Expense Example, No Redemption - FidelityAdvisorEquityIncomeFund-AMCIZPRO - FidelityAdvisorEquityIncomeFund-AMCIZPRO - Fidelity Advisor Equity Income Fund	Jan. 28, 2023 USD ($)
Fidelity Advisor Equity Income Fund - Class A
Expense Example, No Redemption:
1 Year	$ 661
3 Years	843
5 Years	1,040
10 Years	1,608
Fidelity Advisor Equity Income Fund - Class C
Expense Example, No Redemption:
1 Year	171
3 Years	530
5 Years	913
10 Years	1,777
Fidelity Advisor Equity Income Fund - Class M
Expense Example, No Redemption:
1 Year	461
3 Years	697
5 Years	950
10 Years	1,677
Fidelity Advisor Equity Income Fund - Class I
Expense Example, No Redemption:
1 Year	66
3 Years	208
5 Years	362
10 Years	810
Fidelity Advisor Equity Income Fund - Class Z
Expense Example, No Redemption:
1 Year	52
3 Years	164
5 Years	285
10 Years	$ 640